Impairment test on Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment test on Property, plant and equipments [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (4,982)	$ 0	$ (5,664)	$ 149,574